Offerings	Oct. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, 2020 Equity Incentive Plan
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	1.145
Maximum Aggregate Offering Price	$ 1,603,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 221.37
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the Registrant's 2020 Equity Incentive Plan and 2011 Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Capital Market on October 24, 2025, which date is within five business days prior to the filing of this Registration Statement. (3) Represents 1,400,000 additional shares of the Registrant's common stock that are or that may become issuable under the Registrant's 2020 Equity Incentive Plan. (4) Represents 100,000 additional shares of the Registrant's common stock that are or that may become issuable under the Registrant's 2011 Employee Stock Purchase Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, 2011 Employee Stock Purchase Plan
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	1.145
Maximum Aggregate Offering Price	$ 114,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.81
Offering Note